INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective income tax rate	(10.40%)	16.60%	(285.10%)	(31.00%)	(4.80%)
Actual income tax rate percentage			(264.10%)	(10.00%)	16.20%
Valuation allowances			$ (9,706)	$ (8,244)
(Income) expense recognized in interest and other financial charges			28	$ (5)	$ (14)
Income tax expense on foreign earnings			$ 4,500